Shareholder Report, Line Graph (Details) LMA5500_ClearBridge Global Infrastructure Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 17,513	$ 13,732	$ 13,837	$ 14,914	$ 12,713	$ 12,100	$ 10,899	$ 11,375	$ 9,945	$ 9,425	$ 19,185
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,957	18,942	15,680	19,763	15,508	14,042	13,851	12,617	10,634	10,000	$ 29,266
FTSE Global Core Infrastructure 50/50 Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Index-NR
Accumulated Value	18,030	13,998	13,926	14,839	12,807	13,964	11,880	11,848	10,568	10,000	$ 19,281
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Infrastructure Index
Accumulated Value	$ 17,559	$ 13,541	$ 12,787	$ 13,707	$ 11,224	$ 13,141	$ 11,581	$ 12,036	$ 10,731	$ 10,000	$ 20,333